Property and Equipment, Net - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment [Abstract]
Depreciation expense	$ 68,000	$ 50,000	$ 129,000	$ 95,000